EATON VANCE GROWTH TRUST

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

Fax: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the “Registrant”) (1933 Act File No. 33-572) certifies (a) that the forms of prospectuses and statements of additional information used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 224 (“Amendment No. 224”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 224 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-19-001542) on November 25, 2019:

Eaton Vance Hexavest Global Equity Fund

Eaton Vance Hexavest International Equity Fund

Parametric Research Affiliates Systematic Risk Premia Fund

(collectively “the Funds”)

EATON VANCE GROWTH TRUST

By:	/s/ Maureen A. Gemma
Maureen A. Gemma, Esq.
Secretary

Date: December 4, 2019